OTHER LIABILITIES - Remeasurements of net defined benefit liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES
Actuarial (gains) losses relating to the defined benefit obligation	$ (1,786)	$ 107
Net return on assets excluding interest	145	87
Total remeasurements of the net defined benefit liability	(1,641)	$ 194
Estimate of contributions expected to be paid to plan for next annual reporting period	4,200
Estimate of benefit payments expected to be paid to plan for next annual reporting period	$ 4,200
Canada.
OTHER LIABILITIES
Weighted average duration of defined benefit obligation	12 years 7 months 6 days	13 years
Mexico Plans
OTHER LIABILITIES
Weighted average duration of defined benefit obligation	3 years 10 months 24 days	4 years 10 months 24 days